Label	Element	Value
Highmore Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Highmore Managed Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Highmore Managed Volatility Fund (the “Fund”) seeks to maximize long-term, risk-adjusted total return while maintaining low correlation to the U.S. equity markets.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is to provide stability through varied economic and market cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Highmore family of funds. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares of the Fund: Advisor Class Shares” on page 30 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Highmore family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable Expense Cap for the duration of the Expense Cap only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objectives by investing in equity securities, debt securities and derivative instruments that generate positive total returns over a full market cycle, and overlaying a managed volatility strategy. The Fund is designed to provide exposure to several sub-strategies often referred to as “absolute return” or “alternative” investment strategies, similar to those traditionally made available through hedge funds. The Fund will employ these sub-strategies by allocating its assets primarily among a select group of experienced sub-advisors.

The Fund’s managed volatility overlay strategy seeks to limit the Fund’s overall volatility. Volatility is a measure of the magnitude of fluctuations in the value of a financial instrument or investment portfolio over time and typically results from rapid price swings. A higher volatility level indicates a more frequent or rapid fluctuations in the value of the Fund’s portfolio relative to a lower volatility level. Under normal circumstances, the allocation of the Fund’s assets to the sub-strategies below and the specific investments selected for the Fund will be made in a manner which seeks to limit the Fund’s annualized volatility level to 20%. There can be no assurance that investment decisions made in seeking to manage Fund volatility will achieve the desired results.

Multi-Manager Structure and Sub-Strategies. The Fund employs a multi-manager structure to invest in the sub-strategies described below. The Advisor is responsible for allocating the Fund’s assets among one or more investment sub-advisors (each a “Sub-Advisor,” and together, the “Sub-Advisors”) and may also manage a portion of the Fund’s assets directly. Each Sub‑Advisor acts independently from the others and may employ one or more of the sub-strategies described below. Multiple Sub-Advisers may be utilized within a given strategy, but with the intent to gain access to different investment approaches.

Global Macro Strategy: This sub-strategy focuses on investing in instruments whose prices fluctuate based on the changes in economic policies, macroeconomic fundamentals, liquidity, credit-cycle, trade/currency policies and geopolitics along with the flow of capital around the globe. Global macro strategies seek to profit from movement in the prices of securities that respond to macroeconomic conditions across a broad spectrum of assets in developed and developing markets. This strategy provides long and short exposure to developed and developing country equities, currencies, credit, interest rates and commodities markets. Global macro strategies may benefit from a sustained increased volatility in currencies, interest rates, commodities, and equity markets and can also exhibit low correlation to equities.

Volatility Trading Strategy: This sub-strategy seeks to profit from opportunistically trading options on a long-short basis across equity, fixed-income, currency and commodity markets. The strategy aims to benefit from both rising and declining volatility.

Systematic Trend-Following Strategy: This sub-strategy aims to apply systematic trading principles to participate in trends in the financial futures contracts of equity indices, interest rates, currencies and commodities over multiple time periods based on technical data. Systematic trading utilizes a defined methodology of factors, risk controls and goals to make investment decisions. The strategy may also trade currencies through spot, forward and non-deliverable forwards.

Tactical Trading Strategy: This sub-strategy aims to capture opportunities in financial markets due to momentum (i.e. short term changes in the price, value, or volume of a security) and mean-reversion (i.e. the theory that prices eventually return to a mean or average price) in equities, foreign currency exchange, interest rates, and commodities. This may be achieved utilizing a systematic (using a defined set of rules, regardless of market conditions) or discretionary (subjective decision-making at the discretion of the trader) approach. Tactical trading strategies may be implemented over multiple time-frames.

Systematic Equity Trading Strategy: This sub-strategy seeks to profit through participating in both mean-reversion and momentum in single stock equities and exchange traded funds (“ETFs”) through a systematic approach.

The Fund may add, remove or modify the Fund’s sub-strategies from time to time (subject to prior notice to shareholders, if required). The Advisor may vary the level of allocation of the Fund’s assets among the Sub-Advisors and sub-strategies, including reducing the exposure to any sub-strategy to zero, in its sole discretion without prior notice to shareholders. The Fund intends to utilize at least one of the sub-strategies at all times.  The Advisor will also be responsible for recommending the hiring, termination, and replacement of the Sub-Advisor(s) to the Board.

Investment Types.  The sub-strategies described above may be implemented through holding cash or U.S. Treasuries and using derivative instruments which provide returns of a reference asset (or assets), rather than holding those assets directly. Derivatives may be used by the Fund for a variety of purposes, such as to seek economic exposure to one or more alternative strategies, enhance returns, increase investment flexibility, speculate on a targeted investment opportunity, or for hedging purposes. The Fund’s use of derivative instruments may include options, futures (including commodity futures and options, equity index and single stock futures and options, interest rate and bond futures), forwards (including currency forwards), and swaps (including equity swaps, swaps on index futures, total return swaps, commodity swaps, swaps on commodity futures, interest rate swaps, swaps on options, and credit default swaps).

The Fund may also invest directly in long and short positions in equity securities of any market capitalization (including common stocks, preferred stocks, convertible securities, and depositary receipts), debt securities, ETFs, and exchange-traded notes (“ETNs”). The Fund may invest without limitation in debt securities of any credit rating, maturity or duration, including “high-yield” or “junk” bonds (i.e. securities that receive low ratings from independent rating agencies, such as those rated lower than BBB- by Standard & Poor’s (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, are determined by the Advisor to be of comparable quality). The Fund’s investments may include exposure to foreign issuers and emerging markets countries.  Emerging markets countries include those countries found in the Morgan Stanley Capital International Emerging Markets Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. As a result of the Fund’s investment in derivative instruments, the Fund is indirectly exposed to the risks of the underlying reference assets of the derivatives. The following principal risks apply to the Fund directly or indirectly through its use of derivative instruments.

Active Trading Risk. Certain of the Fund’s strategies may involve actively trading securities which can increase transaction costs (thus lowering performance) and taxable distributions. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Allocation Risk. The Fund’s ability to achieve its investment goal depends upon the Advisor’s skill in determining the Fund’s allocation to alternative investment strategies and in selecting the best mix of Sub-Advisors and other investments. The value of your investment may decrease if the Advisor’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, manager, or other issuer is incorrect.

Below Investment-Grade Debt Risk. In addition to the risks described under “Debt Securities Risk”, below, below investment grade debt, also referred to as “high yield” or “junk” bonds, generally pay higher rates of interest than investment grade debt investments, but are more speculative, high risk investments that may cause income and principal losses for the Fund.

Commodities-Related Investment Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Additionally, the Fund may gain exposure to the commodities markets through investments in exchange-traded notes, the value of which may be influenced by, among other things, time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in underlying markets, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Counterparty Risk. The Fund may enter into various types of derivative contracts. Derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Currency Risk. Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Debt Securities Risk. Debt securities, such as bonds and certain asset-backed securities, involve certain risks, which include:

•
Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•
Interest Rate Risk. Generally, the value of debt securities will change inversely with changes in interest rates. As interest rates rise, the market value of debt securities tends to decrease. Conversely, as interest rates fall, the market value of debt securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

•
Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Depositary Receipts Risk. The Fund may purchase American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). ADRs, EDRs, and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. Depositary receipts are also subject to the risks of investing in foreign securities, as described under “Foreign Investments and Emerging Markets Risk,” below.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be volatile and illiquid, can be subject to counterparty risk (described above), and may entail investment exposure greater than their notional amount.

•
Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Moreover, futures positions are marked to market each day and variation margin payment must be paid to or by the Fund. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts.

•
Forwards. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. These markets can experience periods of illiquidity, sometimes of significant duration, and disruptions, such as unusually high trading volume, political intervention or other factors. In addition, the Fund may be exposed to credit risks with regard to counterparties with whom the Fund trades as well as risks relating to settlement default. Some counterparties with whom the Fund transacts may not be rated investment grade. Such market illiquidity, disruption, or risks could result in substantial losses to the Fund.

•
Options. Option trading involves certain additional risks. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the contract or asset underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss. Equity, foreign currency, or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange, which may increase the risk of nonperformance by the obligor on such an option and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an option.

•
Swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses, and tax planning different from those associated with ordinary securities transactions. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a  business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.  Certain swaps, such as credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Equity Securities Risk. The prices of equity securities, including common and preferred stock, as well as other equity securities, fluctuate based on changes in a company’s financial condition and overall market and economic conditions.

Exchange-Traded Note Risk. The value of an ETN may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by investment banks and held by a fund are unsecured debt of the issuer.

Foreign Investments and Emerging Markets Risk. Securities of non-U.S. issuers, including those located in foreign and developing countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries.

Hedging Transactions Risk. The Fund may invest in securities and utilize financial instruments for a variety of hedging purposes. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

Investment in Other Investment Companies Risk. Investments in other investment companies, including ETFs, are subject to market and management risk. In addition, if the Fund acquires shares of investment companies, its shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. Investments in ETFs are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

Large Redemption Risk. The Fund may have all or a large percentage of its shares owned by financial intermediaries or other large shareholders from time to time. Should such financial intermediary or other large shareholder change investment strategies or investment allocations such that fewer assets are invested in the Fund or the Fund is no longer used as an investment, the Fund could experience large redemptions of its shares, potentially requiring the Fund to dispose of its assets at disadvantageous prices.

Leverage Risk. To the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may borrow money or engage in other transactions, such as investments in derivatives or lending its securities and using the collateral to purchase any investment, that create investment leverage for investment or other purposes. Use of leverage can produce volatility and may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation or position coverage requirements. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. The Fund is limited to investing only 15% of its net assets (plus any borrowings for investment purposes) in illiquid investments.

Macro Strategy Risk. The profitability of any macro program depends primarily on the ability of its advisor to predict derivative contract price movements to implement investment theses regarding macroeconomic trends. Such price movements are influenced by, among other things: changes in interest rates; governmental and economic programs, policies and events; weather and climate conditions; changing supply and demand relationships; changes in balances of payments and trade; rates of inflation and deflation; currency devaluations and revaluations; and changes in philosophies and emotions of market participants.

Management Risk. The risk that the investment techniques and risk analyses applied by the Advisor or Sub-Advisor(s) will not produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies.

Market Capitalization Risk. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.

Market Risk and Security Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, possibly sharply and unpredictably, affecting the values of individual securities held by the Fund. Security selection risk is the risk that the securities held by the Fund will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Multi-Style Management Risk. Because portions of the Fund’s assets are managed by different Sub-Advisors using different investment approaches, philosophies, styles and views, the Fund could experience overlapping security transactions or take opposite positions in securities of the same issuer or engage in derivatives transactions that may offset each other, and may experience higher transaction expenses. To a significant extent, the Fund’s performance will depend on the success of the Advisor in monitoring and allocating the Fund’s assets among the various investment sub-strategies and Sub-Advisors.

New Advisor Risk. The Advisor is a newly registered advisor and has not previously managed a mutual fund. As a result, there is no long-term track record against which an investor may judge the Advisor and it is possible the Advisor may not achieve the Fund’s intended investment objective.

New Fund Risk. The Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Non-Exchange Traded Securities Risk. Non-exchange traded securities, including privately placed securities, may be illiquid and have little to no price transparency, which may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

Regulatory Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Securities Lending Risk. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that represents a portion of the Fund’s earnings on the collateral or that represents a finance charge on the value of the collateral. Because the Fund may use collateral to purchase any investments in accordance with its investment objective, the Fund’s securities lending transactions may result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.

Short Sales Risk. A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.

Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time; however, all investments long- or short-term are subject to risk of loss.  Significant increases and declines within a short period of time can lead to market value erosion of certain investments. Also, volatility may not correlate with the volatility of the overall securities market and, in the case of derivatives, with the value of the underlying securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.highmorefunds.com or by calling the Fund toll-free at 844-HMRFUND (844-467-3863).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844-467-3863)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmorefunds.com
Highmore Managed Volatility Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 750
Highmore Managed Volatility Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 814
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,352

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Highmore Group Advisors, LLC ("Highmore" or the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding front end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses for each share class to 2.25% of average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least November 1, 2018, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three fiscal years from the date they were waived or paid, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.